Net income per common share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share
Computation of Net Income (Loss) Per Common Share ("EPS"), Basic and Diluted
(In thousands, except per share information)	2021	2020	2019
Net income	$934,889	$506,622	$671,135
Preferred stock dividends	(1,412)	(1,758)	(3,723)
Net income applicable to common stock	$933,477	$504,864	$667,412
Average common shares outstanding	81,263,027	85,882,371	96,848,835
Average potential dilutive common shares	157,127	92,888	148,965
Average common shares outstanding - assuming dilution	81,420,154	85,975,259	96,997,800
Basic EPS	$11.49	$5.88	$6.89
Diluted EPS	$11.46	$5.87	$6.88